CONTINGENCIES	12 Months Ended
Jul. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
CONTINGENCIES

15. CONTINGENCIES:

On November 2, 2018 the Company settled the lawsuit relating to defective workmanship and breach of contract to replace a roof and various other work on its Fishkill, New York building. The Company agreed to pay $635,000 to the Plaintiffs, D. Owens Electric, Inc., Mid-Hudson Structural Concrete, Inc. d/b/a Recycle Depot, and BSB Construction, Inc., in settlement of the claims made against the Company. This settlement resolves the actions and disputes referred to in the Decision and Order dated October 30, 2018 of the Supreme Court of the State of New York, County of Dutchess. The $635,000 was paid in full on November 6, 2018.

There are various other lawsuits and claims pending against the Company. It is the opinion of management that the resolution of these matters will not have a material adverse effect on the Company’s Consolidated Financial Statements.

If the Company sells, transfers, disposes of or demolishes 25 Elm Place, Brooklyn, New York, then the Company may be liable to create a condominium unit for the loading dock. The necessity of creating the condominium unit and the cost of such condominium unit cannot be determined at this time.